Summary of significant accounting policies - Business Description (Details) people in Millions	12 Months Ended
Dec. 31, 2020 member people MW
Business description
Number of electric distribution cooperative members | member	38
Summer planning reserve capacity of generating units (in megawatts)	7,125
Number of people to whom energy is distributed on a retail basis by the entity's members | people	4.3
Smarr EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	737
Green Power EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	320
Green Power EMC | Solar energy
Business description
Summer planning reserve capacity of generating units (in megawatts)	288